Business Combination (Details)	1 Months Ended
Mar. 30, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Business combination description	On March 30, 2022, Dacheng Liantong, a variable interest entity and deemed subsidiary of the Company entered into an equity transfer agreement with two independent parties (“the seller”), being the shareholders of Hangzhou Xu Zhihang, to acquire 60% of equity interest in Hangzhou Xu Zhihang from the seller at a cash consideration of RMB600,000 (approximately US$94,647). After completion of transaction, Hangzhou Xu Zhihang became a 60%-owned subsidiary of the group.